Other operating expenses	3 Months Ended
Mar. 31, 2018
Other operating expenses [Abstract]
Other operating expenses
Note 20. - Other operating expenses

The table below shows the detail of Other operating expenses for the three-month periods ended March 31, 2018, and 2017:

Other Operating expenses	For the three-month period ended March 31,
	2018	2017
	($ in thousands)
Leases and fees	(743)	(1,726)
Operation and maintenance	(32,444)	(25,897)
Independent professional services	(7,091)	(2,230)
Supplies	(7,391)	(7,176)
Insurance	(6,443)	(5,928)
Levies and duties	(9,909)	(9,688)
Other expenses	(2,173)	(1,770)
Total	(66,194)	(54,415)